Segment information - Summary of Segment Results (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
External customers	€ 1,030,080	€ 1,129,186	€ 954,598
Cost of sales	686,360	763,793	624,093
Segment gross profit	343,720	365,393	330,505
Material reconciling items [member]
Revenue
External customers	0
Cost of sales	0
Segment gross profit	0
Mass participation [Member] | Operating segments [member]
Revenue
External customers	326,917	284,081	251,450
Cost of sales	209,501	183,225	161,168
Segment gross profit	117,416	100,856	90,282
Spectator Sports [Member] | Operating segments [member]
Revenue
External customers	567,279	523,826	547,072
Cost of sales	382,521	315,664	349,018
Segment gross profit	184,758	208,162	198,054
DPSS [Member] | Operating segments [member]
Revenue
External customers	135,884	321,279	156,076
Cost of sales	94,338	264,904	113,907
Segment gross profit	€ 41,546	€ 56,375	€ 42,169